Capital Stock (Details Narrative) (10-K) - $ / shares		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 26, 2018	Jun. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 21, 2019	Sep. 30, 2018	Dec. 31, 2016
Preferred stock, shares authorized				337,500	337,500	50,000,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued				1,334	1,334	1,000,000
Preferred stock, shares outstanding				1,334	1,334	1,000,000
Common stock, shares authorized				60,000,000	60,000,000	8,888,000,000	8,888,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued				9,946,921	6,816,281	3,947,676,982		4,447,676,982
Common stock, shares outstanding				9,946,921	6,816,281	3,947,676,982		4,447,676,982
Common stock voting rights				All shares have equal voting rights, are non-assessable, and have one vote per share.	All shares have equal voting rights, are non-assessable, and have one vote per share.
Mr. Remillard [Member]
Number of shares issued for the period			133,333
Additional estimated shares			133,333
Myriad Software Productions, LLC [Member] | Chief Executive Officer and Controlling Shareholder [Member]
Number of shares issued for the period	1,200,000,000
Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Number of shares issued for the period	1,600,000
Data443 Risk Mitigation, Inc [Member] | Mr. Remillard [Member]
Number of shares issued for the period		100,000,000
Additional estimated shares		100,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock, designated shares					1,000,000
Preferred stock, shares issued				1,334	1,000,000	1,000,000		1,334	1,000,000
Preferred stock, shares outstanding				1,334	1,000,000	1,000,000		1,334	1,000,000
Debt converted of common stock, shares				1,000	1,000	1,000
Preferred stock voting rights				Entitled to vote 1,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.	Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.	Entitled to vote 1,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.